Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable [Member]
Schedule of Basic and Diluted Net Loss Per Common Share [Line Items]
Allocation of net loss	$ (373,285)	$ (35,114)
Basic weighted average shares outstanding	1,618,885	4,175,166
Diluted weighted average shares outstanding	1,618,885	4,175,166
Basic net loss per common share	$ (0.23)	$ (0.01)
Diluted net loss per common share	$ (0.23)	$ (0.01)
Non- redeemable [Member]
Schedule of Basic and Diluted Net Loss Per Common Share [Line Items]
Allocation of net loss	$ (526,642)	$ (19,208)
Basic weighted average shares outstanding	2,283,976	2,283,976
Diluted weighted average shares outstanding	2,283,976	2,283,976
Basic net loss per common share	$ (0.23)	$ (0.01)
Diluted net loss per common share	$ (0.23)	$ (0.01)